Major Customers	12 Months Ended
Dec. 31, 2017
Major Customers [Abstract]
MAJOR CUSTOMERS

NOTE 13 – MAJOR CUSTOMERS

The Company had one customer that individually accounted for approximately 12% of revenue in 2017 and a different customer that individually accounted for approximately 12% of revenue in 2016. No other customers accounted for more than 10% of revenue in either year presented.